Share equity incentive plans - Schedule of Share-Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental share-based compensation expense	$ 16,987	$ 11,171	$ 4,800
Cost of revenue
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental share-based compensation expense	599	211	40
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental share-based compensation expense	5,287	4,058	1,107
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental share-based compensation expense	5,995	3,450	821
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental share-based compensation expense	$ 5,106	$ 3,452	$ 2,832